Loans Receivable, Net - Loans by Classification Type and Related Allowance Amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 610,837	$ 562,494
Specific Allowance for Impairment	1,148	630
Allowance for Performing Loans	4,964	5,070
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	34,284	24,725
Specific Allowance for Impairment		138
Allowance for Performing Loans	412	89
One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	147,962	145,999
Specific Allowance for Impairment		60
Allowance for Performing Loans	852	970
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35,684	33,644
Allowance for Performing Loans	260	201
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	39,255	34,878
Allowance for Performing Loans	277	377
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	23,840	22,453
Specific Allowance for Impairment	1,036	69
Allowance for Performing Loans	724	1,310
Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	182,940	149,711
Specific Allowance for Impairment		134
Allowance for Performing Loans	964	1,005
Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	47,796	42,246
Allowance for Performing Loans	778	358
Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,452	1,771
Allowance for Performing Loans	8	8
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	8,717	20,324
Specific Allowance for Impairment	84	49
Allowance for Performing Loans	124	309
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	88,907	86,743
Specific Allowance for Impairment	28	180
Allowance for Performing Loans	565	443
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	579,384	531,462
Pass [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	31,280	21,644
Pass [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	145,965	142,729
Pass [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35,109	33,475
Pass [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	39,255	34,878
Pass [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	15,581	11,794
Pass [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	172,395	138,865
Pass [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	44,832	41,917
Pass [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,411	1,720
Pass [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	8,382	20,123
Pass [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	85,174	84,317
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,114	2,958
Special Mention [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	744	41
Special Mention [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	25
Special Mention [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35	41
Special Mention [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3	2,489
Special Mention [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	674
Special Mention [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	30	35
Special Mention [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	603	352
Impaired Loans Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	29,339	28,074
Impaired Loans Substandard [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,004	3,081
Impaired Loans Substandard [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,253	3,229
Impaired Loans Substandard [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	550	169
Impaired Loans Substandard [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	8,224	10,618
Impaired Loans Substandard [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,542	8,357
Impaired Loans Substandard [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,290	329
Impaired Loans Substandard [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	11	16
Impaired Loans Substandard [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	335	201
Impaired Loans Substandard [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 3,130	$ 2,074